INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
INCOME TAXES
INCOME TAXES

NOTE 8—INCOME TAXES

The effective income tax rate for continuing operations for the three and nine months ended September 30, 2019 and 2018 was as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
Effective income tax rate for continuing operations	(20.6)%	(8.2)%	9.7%	(6.9)%

The effective income tax rate differs from the statutory federal income tax rate of 21% primarily because of the full valuation allowances recorded on the Company’s deferred tax assets.

For the three months ended September 30, 2019, the Company recorded income tax expense from continuing operations of less than $0.1 million compared with income tax expense from continuing operations of $0.2 million in the corresponding period in 2018. For the nine months ended September 30, 2019, the Company recorded income tax expense from continuing operations of $0.2 million compared with income tax expense from continuing operations of $0.7 million in the corresponding period in 2018. The decrease in income tax provision from continuing operations for the three and nine months ended September 30, 2019 compared with the corresponding periods in 2018 was primarily related to a $0.6 million increase in indefinite-lived deferred tax assets related to an interest expense addback under Section 163(j) of the Internal Revenue Code and the post-2017 U.S. net operating loss that can be used to offset indefinitely-lived intangible deferred tax liabilities.

As of September 30, 2019 and 2018, the Company would have needed to generate approximately $276.0 million and $273.3 million, respectively, of future financial taxable income to realize its deferred tax assets.

The Company’s foreign subsidiaries may generate earnings that are not subject to U.S. income taxes so long as they are permanently reinvested in its operations outside of the U.S. Pursuant to ASC Topic No. 740-30, undistributed earnings of foreign subsidiaries that are no longer permanently reinvested would become subject to deferred income taxes. As of September 30, 2019 and 2018, the Company did not have any undistributed earnings in its foreign subsidiaries because all of their earnings were either taxed as deemed dividends or included with the provisional estimate of one-time transition tax as of December 31, 2017.

As of September 30, 2019 and December 31, 2018, the Company provided for a total liability of $2.8 million and $3.4 million, respectively, of which $1.7 million and $2.5 million, respectively, was related to discontinued operations, for unrecognized tax benefits related to various federal, foreign and state income tax matters, which was included in other long-term assets and deferred tax liabilities. If recognized, the entire amount of the liability would affect the effective tax rate. As of September 30, 2019, the Company accrued approximately $1.2 million, of which $0.7 million was related to its discontinued operations, in other long-term liabilities for potential payment of interest and penalties related to uncertain income tax positions.

NOTE 8—INCOME TAXES

Loss before income taxes was as follows:

	Year Ended December 31,
(in thousands)	2018	2017
Domestic	$(18,190)	$(35,993)
Foreign	—	(393)
Loss from continuing operations	(18,190)	(36,386)
Loss from discontinued operations	(15,002)	(25,318)
Loss before income tax expense (benefit)	$(33,192)	$(61,704)

The following table summarizes the income tax expense (benefit) by jurisdiction:

	Year Ended December 31,
(in thousands)	2018	2017
Current:
State	$(3)	$(1)
Foreign	(522)	404
Total current	(525)	403
Deferred:
Federal	(7,044)	(7,369)
State	(194)	110
Foreign	6	1,675
Total deferred	(7,232)	(5,584)
Income tax expense (benefit)	$(7,757)	$(5,181)

Income tax expense (benefit) was allocated between continuing operations and discontinued operations as follows:

	Year Ended December 31,
(in thousands)	2018	2017
Continuing operations	$(4,400)	$(6,367)
Discontinued operations	(3,357)	1,186
Income tax expense (benefit)	$(7,757)	$(5,181)

Effective Tax Rate Reconciliation

The amount of the income tax provision for continuing operations during the years ended December 31, 2018 and 2017 differs from the statutory federal income tax rate of 21% and 35%, respectively, as follows:

	Year Ended December 31,
	2018		2017
(in thousands)	Amount	Percent	Amount	Percent
Tax expense (benefit) computed at the maximum U.S. statutory rate	$(3,820)	21.0%	$(12,735)	35.0%
Difference resulting from state income taxes, net of federal income tax benefits	(483)	2.7%	(772)	2.1%
Foreign tax rate differences	—	—%	138	(0.4)%
Deferred tax impacts of the Tax Act	—	—%	(5,430)	14.9%
Non-deductible business disposition costs	—	—%	4,266	(11.7)%
Non-deductible expenses, other	136	(0.7)%	236	(0.6)%
Transition tax from Tax Act inclusion	—	—%	2,587	(7.1)%
Change in net operating loss carryforward	(581)	3.2%	889	(2.4)%
Change in valuation allowance	(2,136)	11.7%	7,165	(19.7)%
Change in accrual for uncertain tax positions	—	—%	(31)	0.1%
Change in foreign tax credits	1,811	(10.0)%	(74)	0.2%
Stock-based compensation (ASU 2016-09)	—	—%	(2,588)	7.1%
Other, net	673	(3.7)%	(18)	—%
Total tax expense (benefit)	$(4,400)	24.2%	$(6,367)	17.5%

Deferred Taxes

The significant components of deferred income tax assets and liabilities for continuing operations consisted of the following:

	December 31,
(in thousands)	2018	2017
Assets:
Cost in excess of identifiable net assets of business acquired	$6,633	$7,534
Reserves and other accruals	4,328	5,555
Tax credit carryforwards	7,819	12,564
Accrued compensation and benefits	1,946	2,509
State net operating loss carryforwards	10,843	8,937
Federal net operating loss carryforwards	47,382	38,990
Gain/loss on assets held for sale	1,393	1,393
Other	782	—
	81,126	77,482
Liabilities:
Indefinite life intangibles	(10,876)	(10,075)
Property and equipment	(248)	(262)
Other	—	(720)
Net deferred tax assets	70,002	66,425
Valuation allowance for net deferred tax assets	(72,684)	(76,346)
Net deferred tax liability after valuation allowance	$(2,682)	$(9,921)

Tax Cuts and Jobs Acts of 2017

On December 22, 2017, the Tax Act was signed into law, making significant changes to the Internal Revenue Code. Changes include, but are not limited to, a U.S. federal corporate tax rate decrease from 35% to 21% effective for tax years beginning after December 31, 2017, the transition of U.S. international taxation from a worldwide tax system to a territorial system, and a one-time transition tax on the mandatory deemed repatriation of cumulative foreign earnings as of December 31, 2017. For the year ended December 31, 2018, the Company recognized a $5.3 million tax benefit for the offset of the indefinite-lived deferred tax assets created by the 2017 Tax Act that may be utilized against indefinite-lived intangible deferred tax liabilities. The Company was able to recognize a tax benefit for $3.2 million of tax losses generated during 2018 and $2.1 million for disallowed interest expense incurred in 2018 that can be indefinitely carried forward.

The Tax Act reduced the federal statutory corporate tax rate from 35% to 21% for the Company’s tax years beginning in 2018, which resulted in the re-measurement of the federal portion of the Company’s deferred tax assets and liabilities and related valuation allowances as of December 31, 2017 from 35% to the new 21% tax rate. As of December 31, 2018 and 2017, the Company has a net deferred tax liability related to its continuing operations of $2.7 million and $9.9 million, respectively. The net deferred tax liabilities for the years ended December 31, 2018 and 2017 predominantly related to indefinite-lived intangibles deferred tax liabilities that cannot be used to offset deferred tax assets subject to valuation allowances. A net reduction in valuation allowances related to continuing operations of $3.7 million as of December 31, 2018 was recorded against the gross deferred tax asset balances as of December 31, 2018.

The Company recorded a provisional liability of the transition tax of $2.6 million based on analysis of the amount of post-1986 earnings and profits of its foreign subsidiaries.

As of December 31, 2018, the Company would need to generate $281.9 million of future U.S. pre-tax income to realize its deferred tax assets.

Net Operating Losses and Tax Credit Carryforwards

As of December 31, 2018, the Company has state operating loss carryforwards of $282.3 million expiring between 2019 and 2038. The Company has $5.3 million of foreign operating loss carryforwards that will expire in 2028. The Company has $5.6 million in foreign tax credit carryforwards expiring between 2019 and 2026.

Under the Internal Revenue Code, the amount of and the benefits from NOL and tax credit carryforwards may be limited or permanently impaired in certain circumstances. In addition, under the Tax Act, the amount of post 2017 NOLs that the Company is permitted to deduct in any taxable year is limited to 80% of its taxable income in such year, where taxable income is determined without regard to the NOL deduction itself. The Tax Act also generally eliminates the ability to carry back any NOL to prior taxable years, while allowing post 2017 unused NOLs to be carried forward indefinitely.

Valuation Allowances

The Company reviews, at least annually, the components of its deferred tax assets. This review is to ascertain that, based upon all of the information available at the time of the preparation of the financial statements, it is more likely than not, that the Company expects to utilize these deferred tax assets in the future. If the Company determines that it is more likely than not that these deferred tax assets will not be utilized, a valuation allowance is recorded, reducing the deferred tax asset to the amount expected to be realized. Many factors are considered in the determination that the deferred tax assets are more likely than not will be realized, including recent cumulative earnings, expectations regarding future taxable income, length of carryforward periods, and other relevant quantitative and qualitative factors. The recoverability of the deferred tax assets is determined by assessing the adequacy of future expected taxable income from all sources, including reversal of taxable temporary differences, forecasted operating earnings, and tax planning strategies.

As of December 31, 2018, the Company carries $10.9 million of deferred income tax liabilities related to indefinite-lived intangibles. Because NOLs generated in taxable years beginning after December 31, 2017 can be carried forward indefinitely under the Tax Act, based upon all of the information available at the time of the preparation of the financial statements, the Company concluded that it is more likely than not that the reversal of taxable temporary differences related to indefinite-lived intangible assets can be used as a source of future taxable income when assessing the realizability of these loss carryforwards that do not expire when they are in the same jurisdiction and of the same character. The Company also determined that it is more likely than not that the reversal of taxable temporary differences related to indefinite-lived intangible assets can be used as a source of future taxable income when assessing the realizability of deferred tax assets that upon reversal would give rise to NOLs that do not expire. As a result, the Company booked a $4.4 million income tax benefit from continuing operations for the period ended December 31, 2018, mainly attributable to the $5.3 million net reduction in the deferred tax liabilities related to the indefinite-lived intangibles that can now be partially offset against the indefinite-lived deferred tax assets created by the Tax Act. Among the $5.3 million, $3.2 million was related to the pre-tax losses generated by its U.S. business operations, specifically the indefinite-lived pre-tax losses generated in 2018, and $2.1 million was related to the interest expense disallowed in 2018 that can be carried forward indefinitely. The Company continues to have a full valuation allowance against its foreign deferred tax assets.

As of December 31, 2018 and 2017, the Company had valuation allowances for deferred tax assets related to its continuing operations in the amount of $72.7 million and $76.3 million, respectively.

Unremitted Earnings

The Company’s foreign subsidiaries may generate earnings that are not subject to U.S. income taxes so long as they are permanently reinvested in its operations outside of the U.S. Pursuant to ASC Topic No. 740-30, undistributed earnings of foreign subsidiaries that are no longer permanently reinvested would become subject to deferred income taxes.

Uncertain Tax Positions

A reconciliation of the beginning and ending amount of total unrecognized tax benefits is as follows (in thousands):

	Year Ended December 31,
(in thousands)	2018	2017
Unrecognized tax benefits at January 1	$3,328	$4,150
Change in unrecognized tax benefits taken during a prior period	—	(687)
Reductions to unrecognized tax benefits from lapse of statutes of limitations	(233)	(135)
Unrecognized tax benefits at December 31	$3,095	$3,328

Unrecognized tax benefits from discontinued operations at December 31	$1,194	$1,427
Unrecognized tax benefits from continuing operations at December 31	1,901	1,901
	$3,095	$3,328

As of December 31, 2018, the Company provided for a liability of $3.1 million for unrecognized tax benefits related to various federal, foreign and state income tax matters compared with a liability of $3.3 million for unrecognized tax benefits as of December 31, 2017. The Company has elected to classify interest and penalties related to uncertain income tax positions in income tax expense. As of December 31, 2018, the Company accrued $1.7 million for potential payment of interest and penalties, compared with $2.0 million accrued as of December 31, 2017.

As of December 31, 2018, the total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate was $0.4 million, compared with $0.5 million as of December 31, 2017. In 2019, the Company anticipates it will release less than $0.7 million of accruals of uncertain tax positions as the statute of limitations related to these liabilities will lapse in 2019.

The Company files a consolidated U.S. federal income tax return. Currently, the Company is not under examination for income tax purposes by any taxing jurisdiction. A presentation of open tax years by jurisdiction is as follows:

Tax Jurisdiction	Examination in Progress	Open Tax Years for Examination
United States	None	2006 to Present
Mexico	None	2013 to Present
China	None	2010 to Present
The Netherlands	None	2015 to Present